Acquisitions, Dispositions And Other Adjustments (Narrative 2) (Details) (Pending Approval [Member], Acquisition [Member], USD $) In Millions, except Per Share data, unless otherwise specified	0 Months Ended		1 Months Ended		12 Months Ended	0 Months Ended
	Dec. 31, 2014	Sep. 25, 2014	Oct. 31, 2014	May 31, 2014	Dec. 31, 2014	Jan. 26, 2015
DIRECTV [Member]
Business Acquisition Disposition Pending [Line Items]
Acquisition of business - agreement date or period				May 31, 2014
Acquisition of business - anticipated or actual acquisition period					first half of 2015
Acquisition of business - acquired entity's stockholder approval date		Sep. 25, 2014
Acquisition of business - estimated purchase price (in US dollars per share)				$ 95	$ 28.50
Acquisition of business - estimated purchase price				$ 48,500
Acquistion of business - seller's debt, net of cash	16,177
Acquisition of business - value of noncash consideration to be given (in US dollars per share)					$ 66.50
Long-Term Commitment-Description			In October 2014, DIRECTV and the National Football League renewed their agreement for the "NFL Sunday Ticket" service substantially on the terms discussed between AT&T and DIRECTV, satisfying one of the conditions to closing the merger.
DIRECTV [Member] | Initial Period [Member]
Business Acquisition Disposition Pending [Line Items]
Acquisition of business - end of termination rights period					May 18, 2015
DIRECTV [Member] | Extended Period [Member]
Business Acquisition Disposition Pending [Line Items]
Acquisition of business - end of termination rights period					Nov. 13, 2015
DIRECTV [Member] | Stock Price Scenario 1 [Member]
Business Acquisition Disposition Pending [Line Items]
Acquisition of business - noncash consideration to be given					1.905 shares of AT&T stock per share of DIRECTV
Acquisition of business - value of noncash consideration to be given (in US dollars per share)					$ 34.90
DIRECTV [Member] | Stock Price Scenario 2 [Member] | Minimum [Member]
Business Acquisition Disposition Pending [Line Items]
Acquisition of business - noncash consideration to be given					1.724 shares of AT&T stock per share of DIRECTV
Acquisition of business - value of noncash consideration to be given (in US dollars per share)					$ 34.90
DIRECTV [Member] | Stock Price Scenario 2 [Member] | Maximum [Member]
Business Acquisition Disposition Pending [Line Items]
Acquisition of business - noncash consideration to be given					1.905 shares of AT&T stock per share of DIRECTV
Acquisition of business - value of noncash consideration to be given (in US dollars per share)					$ 38.58
DIRECTV [Member] | Stock Price Scenario 3 [Member]
Business Acquisition Disposition Pending [Line Items]
Acquisition of business - noncash consideration to be given					1.724 shares of AT&T stock per share of DIRECTV
Acquisition of business - value of noncash consideration to be given (in US dollars per share)					$ 38.58
NII Holding Inc [Member]
Business Acquisition Disposition Pending [Line Items]
Acquisition of business - agreement date or period						Jan. 26, 2015
Acquisition of business - estimated purchase price						$ 1,875
Acquisition of assets - estimated number of people in network (in millions)						3,000,000